Offerings - Offering: 1	Feb. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2015 Equity Incentive Plan
Amount Registered | shares	5,210,000
Proposed Maximum Offering Price per Unit	62.33
Maximum Aggregate Offering Price	$ 324,739,300
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,717.59
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s common stock (“Common Stock”) that become issuable under the Registrant’s 2015 Equity Incentive Plan (the “2015 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.